Schedule of Effects of Changes in Ownership Interest of Subsidiaries (Parenthetical) (Detail) - Red 5 Studios, Inc. ("Red 5")	1 Months Ended
	Aug. 31, 2014 CNY (¥) shares	Aug. 31, 2014 USD ($) shares	Jun. 30, 2014 CNY (¥)	Jun. 30, 2014 USD ($)	Jan. 31, 2014 shares
Noncontrolling Interest [Line Items]
Amount attributable to noncontrolling interest			¥ 15,068,103
Percentage of equity interest			79.20%	79.20%
Purchase consideration transferred | $				$ 0
Book value of convertible loan and certain other loans due	¥ 307,600,000	$ 50,000,000
Number of common shares issued upon conversion of convertible loans | shares	63,301,276	63,301,276
Equity interest increased after conversion	¥ 307,600,000
Change on noncontrolling interest impacted from increased equity interest	¥ 31,784,850
Series B Redeemable Convertible Preferred Shares
Noncontrolling Interest [Line Items]
Redeemable convertible preferred shares issued to third party investor | shares	27,438,952	27,438,952			27,438,952
Accumulated deficit
Noncontrolling Interest [Line Items]
Percentage of equity interest			20.80%	20.80%